Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	216	370
Restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	25	79
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	268,937	3,336